OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

8.OTHER NON-CURRENT ASSETS, NET

Other non-current assets are summarized as follows:

	As of December 31, 2024	As of December 31, 2025
Service deposit made to mining machine hosting service provider	44,992,599	67,307,532
Investment	—	2,000,000
Total other non-current assets	44,992,599	69,307,532
Less: allowance for other non-current assets	(371,197)	(1,281,549)
Other non-current assets, net	44,621,402	68,025,983